Leases (Details 2) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended			9 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021		Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Presentation of leases for lessee [abstract]
Amortization of ROU asset			$ 281	$ 131				$ 286	$ 146
Interest expense over lease liabilities	$ 81	$ 0	$ 137	$ 1	[1]	$ 250	$ 7	$ 9	$ 5	$ 1

[1]	Reclassified